SUBSEQUENT EVENTS (Details Narrative) - USD ($)		1 Months Ended		9 Months Ended
	Nov. 09, 2017	Nov. 27, 2017	Oct. 18, 2017	Sep. 30, 2017	Oct. 10, 2017
Disclosure of transactions between related parties [line items]
Event of default, interest rate				3.00%
Converible promissory notes, terms of conversion feature				The notes may be converted into common shares of the Company in whole or in part at the option of the holder upon terms to be determined by the Company either 10 days prior to repayment of the note or the maturity date, whichever shall occur first
SUBSEQUENT EVENT [Member] | Unrelated parties [Member]
Disclosure of transactions between related parties [line items]
Convertible promissory notes			$ 80,000
Interest rate			12.00%
Event of default, interest rate			22.00%
Converible promissory notes, terms of conversion feature			Any amount of principal and or interest that is unpaid after April 16, 2018 may be converted, at the option of the holder, in whole or in part into common stock of the Company at a price equal to 61% of the lowest closing bid price for the Company’s stock as reported on the OTC during the fifteen trading days prior to a Notice of Conversion
Convertible promissory notes, prepayment description			The Company may prepay the principal and all accrued interest at any time between the date of issue and April 18, 2018, together with a prepayment premium of between 15% and 40% of the amount prepaid
Maturity date			Sep. 11, 2018
SUBSEQUENT EVENT [Member] | Unrelated Third Party 1 [Member]
Disclosure of transactions between related parties [line items]
Convertible promissory notes	$ 55,000
Interest rate	10.00%
Converible promissory notes, terms of conversion feature	The holder may, at any time, convert the note to shares of common stock of the Company, at a price equal to 61% of the lowest closing bid price for the Company’s stock as reported on the OTC during the fifteen trading days prior to a Notice of Conversion
Maturity date	Nov. 15, 2018
Proceeds for convertible promissory note	$ 52,000
SUBSEQUENT EVENT [Member] | Unrelated Third Party 2 [Member]
Disclosure of transactions between related parties [line items]
Convertible promissory notes	$ 400,000
Interest rate	10.00%
Event of default, interest rate	22.00%
Converible promissory notes, terms of conversion feature	Any amount of principal and or interest that is unpaid after April 16, 2018 may be converted, at the option of the holder, in whole or in part into common stock of the Company at a price equal to 70% of the lowest closing bid price for the Company’s stock during the fifteen trading days prior to a Notice of Conversion
Convertible promissory notes, prepayment description	The Company may prepay the principal and all accrued interest at any time between the date of issue and April 18, 2018, together with a prepayment premium of between 15% and 40% of the amount prepaid
Maturity date	Apr. 16, 2018
SUBSEQUENT EVENT [Member] | Unrelated Third Party 2 [Member] | Tranche 1 [Member]
Disclosure of transactions between related parties [line items]
Proceeds for convertible promissory note		$ 165,000
SUBSEQUENT EVENT [Member] | Settlement Agreement [Member] | Restricted Stock [Member] | Shareholder [Member]
Disclosure of transactions between related parties [line items]
Common stock, shares issued					1,000,000